Equity Accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Income from vessel operations	$ 62,746	$ (150,393)	$ 108,412
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	940,187	659,030	303,607
Income from vessel operations	327,748	241,702	118,408
Realized and unrealized loss on derivative instruments	16,334	(56,307)	(127,230)
Net income (loss)	287,628	120,395	(48,996)
Equity Method Investments [Member] | Other assets - current [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	168,537	125,152
Equity Method Investments [Member] | Other assets - non - current [Member]
Schedule of Equity Method Investments [Line Items]
Net investment in direct financing leases	310,649	228,887
Equity Method Investments [Member] | Other liabilities - current [Member]
Schedule of Equity Method Investments [Line Items]
Current portion of long-term debt	217,511	193,785
Equity Method Investments [Member] | Other liabilities - non-current [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt	422,482	469,220
Equity Method Investments [Member] | Vessels and Equipment [Member]
Schedule of Equity Method Investments [Line Items]
Net investment in direct financing leases	2,598,690	2,114,435
Equity Method Investments [Member] | Cash and restricted cash [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	323,065	229,963
Equity Method Investments [Member] | Net investment in direct financing leases [Member]
Schedule of Equity Method Investments [Line Items]
Net investment in direct financing leases	1,907,458	1,938,011
Equity Method Investments [Member] | Current portion of long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Current portion of long-term debt	500,831	1,106,706
Equity Method Investments [Member] | Long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt	$ 2,807,153	$ 1,911,419